INVESTMENTS, DEBT AND DERIVATIVES - Narrative - Financing activities, current period (Details) $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions		1 Months Ended										2 Months Ended				6 Months Ended
	Mar. 28, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Jun. 30, 2024 USD ($) drawdown	Jun. 30, 2024 RUB (₽)	May 31, 2024 USD ($)	May 31, 2024 PKR (₨)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PKR (₨)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($) drawdown	Jun. 30, 2024 PKR (₨)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	Jun. 30, 2024 USD ($) drawdown	Jun. 30, 2023 USD ($)	[1]	Aug. 30, 2024 USD ($)	Aug. 28, 2024 USD ($)	Jun. 30, 2024 BDT (৳) drawdown	Jun. 30, 2024 PKR (₨) drawdown	May 31, 2024 PKR (₨)	May 31, 2023 USD ($)	Apr. 20, 2023 USD ($)
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of debt																$ 1,271	$ 679
Revolving credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Maximum borrowing capacity				$ 1,055								$ 1,055				1,055
Repayments of debt	$ 805									$ 805	$ 250
Borrowings																								$ 363	$ 692
New notes - April 2025, June 2025 and November 2027
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings				1,551								1,551				1,551
New notes - April 2025, June 2025 and November 2027 | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																				$ 1,565
Old notes subject to conversion
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings				134								134				134
Old notes subject to conversion | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																				$ 113
Old notes converted to new notes | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																			$ 20
Banglalink | Syndicated loan with a five years maturity
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings														$ 27	৳ 3
Maximum borrowing capacity				73								73				73					৳ 8
PMCL | PKR15BN short term bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from issue of bonds, notes and debentures								$ 52	₨ 15
Margin								0.25%	0.25%
PMCL | Syndicated loan with a 10 year maturity
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings												154	₨ 43
Maximum borrowing capacity						$ 270																	₨ 75
Greenshoe option | ₨																							₨ 15
Tenor						10 years	10 years
PMCL | Syndicated loan with a 10 year maturity | Facility drawdown
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings		$ 78	₨ 22
PMCL | Bilateral credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings						$ 54	₨ 15
Maximum borrowing capacity				$ 18								$ 18				$ 18						₨ 5
Tenor																10 years
Number of facilities | drawdown				3								3				3					3	3
VEON Holdings B.V. | September 2025 & 2026 notes
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of bonds, notes and debentures				$ 53	₽ 5

[1]	Certain comparatives have been represented to conform with the current year classification.